Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)	Mar. 31, 2025 USD ($) ft²
Commitments and Contingencies [Line Items]
Base monthly rent	$ 5,350		$ 151
Security deposit required to maintain	5,564
Rent expense	64,200	$ 111,661
Future minimum lease payments	$ 10,700
Original Lease [Member]
Commitments and Contingencies [Line Items]
Area of laboratory space subject to lease (in Square Feet) | ft²	2,140		2,140
Base monthly rent			$ 5,350
Maximum [Member] | First Amendment [Member]
Commitments and Contingencies [Line Items]
Operating lease term	12 months